Business Combinations - Estimates of Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended									1 Months Ended			0 Months Ended
	Mar. 16, 2013 Ace [Member] Customer relationships [Member]	Mar. 16, 2013 Ace [Member] Trademarks and tradenames [Member]	Mar. 16, 2013 Ace [Member] Non-competition agreements [Member]	Mar. 24, 2014 U.S. Insulation [Member] Customer relationships [Member]	Mar. 24, 2014 U.S. Insulation [Member] Trademarks and tradenames [Member]	Mar. 24, 2014 U.S. Insulation [Member] Non-competition agreements [Member]	Aug. 31, 2012 TCI [Member] Customer relationships [Member]	Aug. 31, 2012 TCI [Member] Trademarks and tradenames [Member]	Aug. 31, 2012 TCI [Member] Non-competition agreements [Member]	Nov. 16, 2012 Accurate [Member] Customer relationships [Member]	Nov. 16, 2012 Accurate [Member] Trademarks and tradenames [Member]	Nov. 16, 2012 Accurate [Member] Non-competition agreements [Member]	Nov. 01, 2013 KMB [Member] Customer relationships [Member]	Nov. 01, 2013 KMB [Member] Trademarks and tradenames [Member]	Nov. 01, 2013 KMB [Member] Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 826	$ 280		$ 546	$ 216	$ 84	$ 2,500	$ 1,820	$ 70	$ 741	$ 247	$ 135	$ 146	$ 58	$ 22
Weighted Average Estimated Useful Life (yrs)	10 years	15 years		10 years	15 years	5 years	10 years	8 years	2 years	10 years	15 years	3 years	10 years	15 years	5 years